Right of use assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	¥ 502,867
Acquisitions through business combination	36,632
Depreciation, right-of-use assets	213,490	¥ 214,117	¥ 157,869
Exchange adjustments	3,073
Balance, at end of the period	689,887	502,867
Net book value at June 30, 2020	502,867
Net book value at June 30, 2021	689,887	502,867
Property
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions through business combination	36,632
Depreciation, right-of-use assets	205,344	203,662	150,260
Exchange adjustments	3,073
Net book value at June 30, 2020	491,028
Net book value at June 30, 2021	679,733	491,028
Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	8,146	10,455	7,609
Net book value at June 30, 2020	11,839
Net book value at June 30, 2021	10,154	11,839
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	857,514	632,331
Additions	403,953	297,631
Derecognition	(179,657)	(71,677)
Exchange adjustments	(29,323)	(771)
Balance, at end of the period	1,089,119	857,514	632,331
Gross carrying amount | Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	832,657	617,615
Additions	392,648	282,451
Derecognition	(155,478)	(66,578)
Exchange adjustments	(29,042)	(831)
Balance, at end of the period	1,077,417	832,657	617,615
Gross carrying amount | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	24,857	14,716
Additions	11,305	15,180
Derecognition	(24,179)	(5,099)
Exchange adjustments	(281)	60
Balance, at end of the period	11,702	24,857	14,716
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(312,019)	(155,828)
Depreciation, right-of-use assets	(213,490)	(214,117)
Derecognition	150,849	56,557
Exchange adjustments	13,224	1,369
Balance, at end of the period	(361,436)	(312,019)	(155,828)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(299,001)	(148,198)
Depreciation, right-of-use assets	(205,344)	(203,662)
Derecognition	131,424	51,458
Exchange adjustments	13,033	1,401
Balance, at end of the period	(359,888)	(299,001)	(148,198)
Accumulated depreciation | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(13,018)	(7,630)
Depreciation, right-of-use assets	(8,146)	(10,455)
Derecognition	19,425	5,099
Exchange adjustments	191	(32)
Balance, at end of the period	(1,548)	(13,018)	(7,630)
Loss allowance
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(42,628)	(15,635)
Impairment Loss Recognized In Profit Or Loss Right Of Use Assets		(26,522)
Derecognition	1,759
Exchange adjustments		(471)
Balance, at end of the period	(37,796)	(42,628)	(15,635)
Loss allowance | Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(42,628)	(15,635)
Impairment Loss Recognized In Profit Or Loss Right Of Use Assets		(26,522)
Derecognition	1,759
Exchange adjustments		(471)
Balance, at end of the period	(37,796)	¥ (42,628)	¥ (15,635)
Loss allowance | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition	0
Balance, at end of the period	¥ 0